GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of Goodwill Reconciliation
The reconciliation of the carrying value of goodwill is in the following table:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2022	2021
Cost
Balance, beginning of period	$—	$—
Acquisition from business combination	176	—
Impairment	—	—
Balance, end of period	$176	$—